                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04911
                                  ----------------------------------------------

             State Street Research Financial Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Terrence J. Cullen, Senior Vice President and Counsel
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  10/31/04
                        -----------------
Date of reporting period:  11/1/03 - 4/30/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1: REPORT TO SHAREHOLDERS
        The Semi-annual Report is attached.

                                                    [LOGO] STATE STREET RESEARCH



Government Income Fund
April 30, 2004







                                               Semiannual Report to Shareholders

Table of Contents

 3   Performance Discussion

 4   Portfolio Holdings

 6   Financial Statements

10   Financial Highlights

13   Trustees and Officers

FROM THE CHAIRMAN
     State Street Research

After putting on a spectacular show of strength in the second quarter of 2003, the U.S. economy settled down to a slower, but nevertheless solid, pace of growth during the six-month period from November 1, 2003, to April 30, 2004. Gross Domestic Product (GDP), a common measure of economic growth, rose 4.1% in the fourth quarter of 2003 and 4.2% for the first quarter of 2004. Consumer confidence was generally strong throughout the period as a combination of accelerated tax cuts and tax rebates fueled higher disposable income for most working Americans. The housing market was strong, and consumer spending continued to rise. Better yet, business spending began to recover after a long period of stagnation. Corporate profits staged a solid rebound, making it easier for companies to increase outlays, especially on information technology and electronic equipment.

The economic news was slightly less upbeat as the first quarter of 2004 began. Durable goods orders declined and the number of new jobs added to the labor market in January and February fell short of expectations. Consumer confidence slipped in March. However, strong job growth in March and April suggested that the economic recovery was on solid ground. The period ended with the expectation that the Federal Reserve Board would likely raise short-term interest rates sooner rather than later in the year.

Stock and Bond Markets Moved Higher
The stock market moved sharply higher through early February as economic growth firmed up and corporate profits rose 20% or more for the reporting period, as reported by Thomson First Call. However, a host of worries stopped the major indexes in their tracks in the final six weeks of the period. Investors grew more cautious about interest rates, the threat of terrorist attacks and corporate profit comparisons going forward.

High-yield bonds continued to rally, delivering returns that exceeded those of the broad stock market. However, they also stalled along with the stock market late in the period. Most other segments of the bond market reported low single-digit returns. Mortgage bonds bounced back as prepayment activity slowed. Investment-grade and municipal bonds earned solid but modest returns. Government bonds were the period's weakest performers; they were hurt the most when interest rates rose late in the period.

Looking Ahead
The recent bear and bull cycles serve as a reminder that markets can be unpredictable, which underscores the importance of having an asset allocation plan in place. If you have a plan in place, stay with it, invest regularly and talk to your investment professional before you make a significant move outside your plan.

As always, we look forward to helping you achieve your long-term financial goals with State Street Research Funds.

Sincerely,

/s/ RICHARD S. DAVIS

Richard S. Davis
Chairman

April 30, 2004

-----------
PERFORMANCE
-----------
          Discussion as of April 30, 2004

How State Street Research Government Income Fund Performed
State Street Research Government Income Fund returned 0.29% for the six-month period ended April 30, 2004.(1) The fund trailed both the Merrill Lynch Government Master Index, which returned 0.80%, and the Lipper General U.S. Government Funds Average, which returned 0.56% over the same period.(2)

Reasons for the Fund's Performance
Interest rates remained volatile over the six-month reporting period. From November 2003 through March 2004, as employment growth appeared to be weak, interest rates gradually fell. However, interest rates spiked dramatically higher as improved payroll data was reported for both March and April. In this environment, the fund's decision to underweight government agency issues detracted from its return because agency bonds performed better than Treasuries.

The fund's exposure to mortgage-backed securities (MBS) benefited performance during the first five months of the period. However, much of this gain was offset in April as the mortgage sector underperformed Treasuries amid sharply rising interest rates. The fund's investment in commercial mortgage-backed securities (CMBS) helped performance as the sector beat Treasuries. Security selection among CMBS was also a positive factor.

The fund's shorter-than-benchmark duration was a slight positive for the six-month period. Initially, the fund's shorter duration hampered returns as interest rates fell. However, these losses were more than offset when interest rates rose in April. Duration is a measure of interest-rate sensitivity. Our decision to shorten duration in anticipation of higher interest rates proved favorable when interest rates did move higher over the period.

Looking Ahead
The fixed income markets have signaled that they expect inflation to move higher and the Federal Reserve Board to respond with higher short-term interest rates. With that in mind, we plan to maintain the fund's shorter-than-benchmark duration in order to reduce interest-rate risk. We also expect to stay underweight in government agencies, which we believe could suffer from potential legislative changes and headline risks. In April, we began adding to our stake in mortgages, which look more attractive on a risk/return basis after the recent rise in interest rates. We also plan to maintain the fund's modest exposure to CMBS, paying close attention to the credit risk of specific issues because the prospects for commercial real estate are less certain.

A Word about Risk
The major risks of bond investing include the tendency for bond prices to fall when interest rates rise. Although the U.S. government ensures the timely payment of principal and interest on certain underlying securities, the value of fund shares is not guaranteed and will fluctuate.

Asset Allocation
--------------------------------------------------------------------------------

Issuer/Security                                             % of Fund Net Assets
--------------------------------------------------------------------------------
U.S. Treasury                                                                46%
--------------------------------------------------------------------------------
U.S. Agency Mortgage                                                         45%
--------------------------------------------------------------------------------
Other Mortgage                                                                7%
--------------------------------------------------------------------------------
Foreign                                                                       1%
--------------------------------------------------------------------------------
Cash                                                                          1%
--------------------------------------------------------------------------------
Total                                                                       100%
--------------------------------------------------------------------------------

Interest Rates
--------------------------------------------------------------------------------
(November 1, 2003 to April 30, 2004)

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE ORIGINAL REPORT]

               90-Day      90-day     10-year    30-year    30-year
Date         Commercial   Treasury   Treasury   Treasury   Mortgage
10/31/2003      1.10        0.93        4.29      5.13       5.94
11/28/2003      1.08        0.91        4.33      5.13       5.93
12/31/2003      1.07        0.90        4.25      5.07       5.88
01/30/2004      1.03        0.89        4.13      4.96       5.71
02/27/2004      1.03        0.92        3.97      4.84       5.64
03/31/2004      1.02        0.92        3.83      4.77       5.45
04/30/2004      1.08        0.94        4.51      5.28       6.01

Performance
--------------------------------------------------------------------------------
Fund average annual total return as of 4/30/04(3,5,6)
(does not reflect sales charge)

                                  1 Year             5 Years            10 Years
--------------------------------------------------------------------------------
Class A                           -0.41%              5.14%              6.33%
--------------------------------------------------------------------------------
Class B(1)                        -1.11%              4.35%              5.51%
--------------------------------------------------------------------------------
Class B                           -1.11%              4.40%              5.55%
--------------------------------------------------------------------------------
Class C                           -1.11%              4.41%              5.56%
--------------------------------------------------------------------------------
Class R                           -0.61%              5.09%              6.30%
--------------------------------------------------------------------------------
Class S                           -0.11%              5.45%              6.61%
--------------------------------------------------------------------------------
Fund average annual total return as of 3/31/04(3,4,5,6)
(at maximum applicable sales charge)

                                  1 Year             5 Years            10 Years
--------------------------------------------------------------------------------
Class A                           -1.62%              4.86%              6.06%
--------------------------------------------------------------------------------
Class B(1)                        -2.69%              4.71%              5.74%
--------------------------------------------------------------------------------
Class B                           -2.63%              4.76%              5.78%
--------------------------------------------------------------------------------
Class C                            1.32%              5.10%              5.78%
--------------------------------------------------------------------------------
Class R                            2.78%              5.78%              6.53%
--------------------------------------------------------------------------------
Class S                            3.25%              6.14%              6.84%
--------------------------------------------------------------------------------

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

(1)  Class A shares; does not reflect sales charge.

(2) The Merrill Lynch Government Master Index is comprised of fixed-rate U.S. Treasury and agency securities. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in an index. The Lipper General U.S. Government Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(3) Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(4) Performance reflects a maximum 4.50% Class A share front-end sales charge, or a 5% Class B or Class B(1), or 1% Class C share contingent deferred sales charge, where applicable.

(5) Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) share performance thereafter. Performance for Class R shares reflects Class A share performance through April 2, 2003, and Class R share performance thereafter. If the returns for Class B(1) and Class R shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.

(6) Class R and Class S shares, offered without sales charge, are only available through certain employee benefit plans and special programs.


                               State Street Research Government Income Fund    3

---------
PORTFOLIO
---------
          Holdings

April 30, 2004 (unaudited)

                                         Maturity      Principal       Market
Issuer                                     Date          Amount         Value
--------------------------------------------------------------------------------
U.S. Government Securities 91.3%
U.S. Treasury 46.1%
U.S. Treasury Note, 4.00% ...........   11/15/2012   $  1,575,000   $  1,534,025
U.S. Treasury Bond, 10.75% ..........    8/15/2005     43,075,000     47,929,337
U.S. Treasury Bond, 10.375% .........   11/15/2012     36,425,000     45,157,056
U.S. Treasury Bond, 12.00% ..........    8/15/2013     17,600,000     23,594,313
U.S. Treasury Bond, 10.625% .........    8/15/2015     27,775,000     42,138,786
U.S. Treasury Bond, 9.875% ..........   11/15/2015     12,650,000     18,390,924
U.S. Treasury Bond, 9.25% ...........    2/15/2016      4,350,000      6,091,531
U.S. Treasury Bond, 8.875% ..........    2/15/2019     12,200,000     17,017,097
U.S. Treasury Bond, 6.25% ...........    8/15/2023      7,400,000      8,222,673
U.S. Treasury Bond, 6.75% ...........    8/15/2026     34,275,000     40,435,143
U.S. Treasury Bond, 6.25% ...........    5/15/2030      6,475,000      7,276,534
                                                                    ------------
                                                                     257,787,419
                                                                    ------------
U.S. Agency Mortgage 44.5%
ENSCO Offshore Co., 6.36% ...........   12/01/2015      2,780,037      3,042,305
Federal Home Loan Mortgage
  Corp., 9.00% ......................   12/01/2009        795,153        863,195
Federal Home Loan Mortgage
  Corp., 4.00% ......................    3/15/2010      2,925,000      2,977,833
Federal Home Loan Mortgage
  Corp., 3.75% ......................    3/15/2011      4,706,000      4,775,587
Federal Home Loan Mortgage
  Corp., 4.00% ......................    8/15/2013      3,000,000      3,045,198
Federal National Mortgage
  Association, 5.50% ................    5/02/2006      9,350,000      9,859,005
Federal National Mortgage
  Association, 8.00% ................    4/01/2008        578,421        616,787
Federal National Mortgage
  Association, 8.00% ................    6/01/2008        837,877        893,452
Federal National Mortgage
  Association, 8.50% ................    2/01/2009      1,182,637      1,272,759
Federal National Mortgage
  Association, 9.00% ................    5/01/2009      1,012,862      1,096,167
Federal National Mortgage
  Association, 7.13% ................    6/15/2010     19,575,000     22,493,495
Federal National Mortgage
  Association, 6.02% ................   11/25/2010      3,600,000      3,862,301
Federal National Mortgage
  Association, 6.50% ................   12/01/2014      1,139,656      1,207,559
Federal National Mortgage
  Association, 9.00% ................    4/01/2016        283,380        311,958
Federal National Mortgage
  Association, 7.00% ................    1/01/2017      1,989,510      2,124,246
Federal National Mortgage
  Association, 7.50% ................    7/01/2029      1,437,306      1,541,012
Federal National Mortgage
  Association, 6.50% ................   12/01/2029      2,550,232      2,659,676
Federal National Mortgage
  Association, 7.00% ................    4/01/2032      1,285,950      1,359,397


                                         Maturity      Principal       Market
Issuer                                     Date          Amount         Value
--------------------------------------------------------------------------------
Federal National Mortgage
  Association, 6.00%* ...............   11/13/2033   $ 15,925,000   $ 16,288,281
Federal National Mortgage
  Association, 4.50%* ...............   11/13/2033     19,950,000     19,632,037
Federal National Mortgage
  Association, 4.00%* ...............   11/13/2033      2,400,000      2,306,251
Federal National Mortgage
  Association, 5.00%* ...............   11/13/2033     26,025,000     25,211,719
Federal National Mortgage
  Association, 6.50%** ..............   11/13/2033      5,625,000      5,853,516
Federal National Mortgage
  Association, 6.00%** ..............   11/13/2033      5,650,000      5,891,888
Federal National Mortgage
  Association, 5.50%** ..............   11/13/2033     50,975,000     51,099,623
Federal National Mortgage
  Association, 5.00%* ...............   11/13/2033     13,100,000     13,148,765
Government National Mortgage
  Association, 9.50% ................    9/15/2009        389,983        430,244
Government National Mortgage
  Association, 9.50% ................   10/15/2009        718,670        792,825
Government National Mortgage
  Association, 9.50% ................   11/15/2009        330,770        364,918
Government National Mortgage
  Association, 9.50% ................   11/15/2017         41,724         46,989
Government National Mortgage
  Association, 9.50% ................    9/15/2019         47,897         53,966
Government National Mortgage
  Association, 7.00% ................    5/15/2027        966,695      1,030,253
Government National Mortgage
  Association, 7.00% ................   11/15/2028      3,557,260      3,790,079
Government National Mortgage
  Association, 6.50% ................   11/15/2028      2,120,766      2,218,320
Government National Mortgage
  Association, 6.50% ................    9/15/2029      2,003,600      2,094,950
Government National Mortgage
  Association, 7.50% ................    6/15/2031        569,235        611,418
Government National Mortgage
  Association, 6.00% ................    9/20/2033      2,225,629      2,280,352
Government National Mortgage
  Association, 6.00% ................   10/20/2033      3,580,011      3,680,428
Government National Mortgage
  Association, 5.00% ................   10/20/2033      3,133,468      3,044,850
Government National Mortgage
  Association, 6.00% ................   11/20/2033      4,697,986      4,813,499
Government National Mortgage
  Association, 6.00% ................    2/20/2034      3,174,477      3,252,422
Government National Mortgage
  Association, 5.50%* ...............   12/01/2034      6,925,000      6,925,000
Overseas Private Investor Bond,
  3.42% .............................    1/15/2015      3,215,954      3,103,814
Private Export Funding Note,
  3.38% .............................    2/15/2009      5,250,000      5,122,415
U.S. Department Housing &
  Urban Development 2003-A,
  4.44% .............................    8/01/2011      2,099,000      2,069,121
                                                                    ------------
                                                                     249,159,875
                                                                    ------------
Foreign Government 0.7%
                                                    Canadian Dollar
Republic of Canada, 3.50% ...........    6/01/2005      1,150,000        850,480
                                                         Euro
Republic of Germany, 5.00% ..........    8/19/2005        700,000        867,045
                                                     Japanese Yen
Republic of Japan, 3.00% ............   10/20/2005    250,000,000      2,266,241
                                                                    ------------
                                                                       3,983,766
                                                                    ------------
Total U.S. Government Securities (Cost $512,278,545) ............    510,931,060
                                                                    ------------


4    The notes are an integral part of the financial statements.

                                         Maturity     Principal       Market
Issuer                                     Date         Amount         Value
-------------------------------------------------------------------------------
Other Investments 6.7%
Finance/Mortgage 6.7%
Bear Stearns Commercial
  Mortgage Securities Inc.,
  2002 Cl. A1, 5.92% ...............   10/15/2036    $ 2,625,777   $  2,822,744
Chase Commercial Mortgage
  Securities Corp. 1998 Cl. A1,
  6.025% ...........................   11/18/2030      1,428,431      1,505,605
Chase Commercial Mortgage
  Securities Corp. 1998 Cl. A2,
  6.39% ............................   11/18/2030      2,875,000      3,139,338
First Union Lehman Brothers
  Bank Corp. Series 1998
  Cl. A1, 6.28% ....................   11/18/2035      2,134,588      2,208,997
LB Commercial Commercial
  Mortgage Trust, 3.25% ............    3/15/2029      2,100,000      2,020,788
LB Commercial Conduit
  Mortgage Trust 1997 Cl. A1,
  6.79% ............................   10/12/2034         30,125         30,197
LB-UBS Commercial Mortgage
  Trust 2001 Cl. A4, 5.64% .........   12/15/2025      4,052,412      4,295,782
LB-UBS Commercial Mortgage
  Trust 2001 Cl. A4, 5.93% .........   12/15/2025      3,450,000      3,699,052
Merrill Lynch Mortgage
  Investments Inc. Series 1997
  Cl. A1, 6.46% ....................   12/10/2029        326,289        327,455
Morgan Stanley Capital Inc.
  1999, 5.91% ......................   11/15/2031      1,799,361      1,890,639
Morgan Stanley Dean Witter
  Capital Inc. 2002 Cl. A1,
  5.38% ............................    1/15/2039      4,909,284      5,156,068
Nomura Asset Securities Corp.,
  1998 Cl. D6, 6.59% ...............    3/15/2030      2,625,000      2,887,183
Washington Mutual Mortgage
  Inc. 2003, 3.42% .................    5/25/2033      4,350,000      4,249,725
Washington Mutual Mortgage
  Inc. 2003, 1.00% .................   10/25/2033      3,275,000      3,186,402
                                                                   ------------
                                                                     37,419,975
                                                                   ------------
Total Other Investments (Cost $42,202,591) ...................       37,419,975
                                                                   ------------

                                                                       Market
Issuer                                                   Shares         Value
-------------------------------------------------------------------------------
Short-Term Investments 25.2%
State Street Navigator Securities Lending Prime
  Portfolio .......................................  140,979,392   $140,979,392
                                                                   ------------
Total Short-Term Investments (Cost $140,979,392) ...............    140,979,392
                                                                   ------------
                                         Maturity    Principal
                                           Date        Amount
-------------------------------------------------------------------------------
Commercial Paper 26.8%
Federal Home Loan Bank, 0.85% ......... 5/03/2004    $5,000,000       4,999,764
Federal Home Loan Bank, 0.97% ......... 5/05/2004    28,068,000      28,064,975
Federal Home Loan Bank, 1.00% ......... 5/10/2004    46,338,000      46,327,128
Federal Home Loan Bank, 0.93% ......... 5/10/2004    10,273,000      10,270,611
Federal Home Loan Bank, 0.93% ......... 5/13/2004    10,001,000       9,997,900
Federal Home Loan Bank, 0.92% ......... 5/18/2004    42,819,000      42,800,423
Federal Home Loan Bank, 0.98% ......... 5/20/2004     7,500,000       7,496,121
                                                                   ------------
Total Commercial Paper (Cost $149,956,922) .....................    149,956,922
                                                                   ------------

                                                        % of
                                                     Net Assets
-------------------------------------------------------------------------------
Summary of Portfolio Assets
Total Investments (Cost $834,525,289)..                  150.0%     839,287,349
Other Assets, Less Liabilities ........                  (50.0%)   (279,708,921)
                                                         -----     ------------
Net Assets ............................                  100.0%    $559,578,428
                                                         ======    ============

KEY TO SYMBOLS
* Denotes a To Be Announced purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized.
** A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 2004.

Federal Income Tax Information
At April 30, 2004, the net unrealized depreciation of investments based on cost for federal income tax purposes of $845,493,544 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                          $   6,714,381

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                          (12,920,576)
                                                                  -------------
                                                                  $  (6,206,195)
                                                                  =============

Futures contracts open at April 30, 2004, are as follows:

                                                                                                    Unrealized
                                                  Number           Notional        Expiration      Appreciation
Type                                           of Contracts         Amount            Month       (Depreciation)
----------------------------------------------------------------------------------------------------------------
2-Year U.S. Treasury Notes Long ...........         174         $  36,983,156      June 2004       $ (259,545)
5-Year U.S. Treasury Notes Short ..........        (115)          (12,643,261)     June 2004                5
10-Year U.S. Treasury Notes Short .........        (229)          (25,304,500)     June 2004          (14,510)
30-Year U.S. Treasury Notes Short .........        (101)          (10,816,469)     June 2004          439,725
                                                                                                   ----------
                                                                                                   $  165,675
                                                                                                   ==========

Options open at April 30, 2004, are as follows:

                                                   Number                         Expiration
Type                                            of Contracts        Premium          Month           Value
--------------------------------------------------------------------------------------------------------------
10-Year U.S. Treasury Futures Call .........       (449)         $   (446,868)      May 2004       $ (154,344)
10-Year U.S. Treasury Futures Put ..........       (449)             (559,117)      May 2004         (827,844)
                                                                 ------------                      ----------
                                                                 $ (1,005,985)                     $ (982,188)
                                                                 ============                      ==========

The notes are an integral part of the financial statements.
                                 State Street Research Government Income Fund  5

---------
FINANCIAL
---------
          Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
April 30, 2004 (unaudited)

Assets
Investments, at value (cost $834,525,289) (Note 1) ...........   $839,287,349
Receivable for securities sold ...............................      9,509,666
Interest receivable ..........................................      7,156,164
Receivable for fund shares sold ..............................        362,825
Receivable for variation margin ..............................          1,254
Other assets .................................................         91,068
                                                                 ------------
                                                                  856,408,326
                                                                 ------------
Liabilities
Payable for securities purchased .............................    151,152,867
Payable for collateral received on securities loaned .........    140,979,392
Payable for fund shares redeemed .............................      1,662,487
Options written at fair value (premium $1,005,985) ...........        982,188
Dividends payable ............................................        823,824
Accrued transfer agent and shareholder services ..............        477,076
Accrued management fee .......................................        279,377
Accrued distribution and service fees ........................        219,386
Payable to custodian (Note 1) ................................         95,333
Accrued trustees' fees .......................................         13,734
Accrued administration fee ...................................          4,115
Other accrued expenses .......................................        140,119
                                                                 ------------
                                                                  296,829,898
                                                                 ------------
Net Assets ...................................................   $559,578,428
                                                                 ============
Net Assets consist of:
  Unrealized appreciation of investments .....................   $  4,762,060
  Unrealized appreciation of futures contracts
    and options ..............................................        189,472
  Unrealized depreciation of foreign currency ................         (2,001)
  Accumulated net realized loss ..............................    (21,462,470)
  Paid-in capital ............................................    576,091,367
                                                                 ------------
                                                                 $559,578,428
                                                                 ============

                    Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

Class     Net Assets    [divided by]   Number of Shares   =      NAV
A        $405,257,757                     32,584,123          $ 12.44*
B(1)     $ 97,525,559                      7,908,632          $ 12.33**
B        $ 29,907,693                      2,414,101          $ 12.39**
C        $ 17,360,134                      1,400,419          $ 12.40**
R        $     96,109                          7,726          $ 12.44
S        $  9,431,176                        758,897          $ 12.43

*    Maximum offering price per share = $13.03 ($12.44 [divided by] 0.955)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended April 30, 2004 (unaudited)

Investment Income
Interest ......................................................   $12,509,876
                                                                  -----------
Expenses
Management fee (Note 2) .......................................     1,779,255
Transfer agent and shareholder services (Note 2) ..............       854,456
Distribution and service fees - Class A (Note 4) ..............       639,972
Distribution and service fees - Class B(1) (Note 4) ...........       532,642
Distribution and service fees - Class B (Note 4) ..............       188,058
Distribution and service fees - Class C (Note 4) ..............       102,224
Distribution and service fees - Class R (Note 4) ..............           244
Custodian fee .................................................        99,918
Administration fee (Note 2) ...................................        45,500
Trustees' fees (Note 2) .......................................        31,284
Registration fees .............................................        25,844
Reports to shareholders .......................................        21,850
Audit fee .....................................................        17,290
Legal fees ....................................................         9,646
Miscellaneous .................................................        23,650
                                                                  -----------
                                                                    4,371,833
Fees paid indirectly (Note 2) .................................       (10,320)
                                                                  -----------
                                                                    4,361,513
                                                                  -----------
Net investment income .........................................     8,148,363
                                                                  -----------
Realized and Unrealized Gain (Loss) on
Investments, Foreign Currencies, Futures
Contracts and Options
Net increase from payment by affiliate (Note 2) ...............       138,757
                                                                  -----------
Net realized gain on investments (Notes 1 and 3) ..............     8,271,454
Net realized gain on foreign currency (Note 1) ................         2,545
Net realized loss on futures contracts and
  options  (Note 1) ...........................................    (1,938,433)
                                                                  -----------
  Total net realized gain .....................................     6,335,566
                                                                  -----------
Change in unrealized depreciation of investments ..............   (13,830,174)
Change in unrealized depreciation of foreign currency .........        (2,001)
Change in unrealized appreciation of futures contracts
  and options .................................................     1,127,548
                                                                  -----------
  Total change in unrealized depreciation .....................   (12,704,627)
                                                                  -----------
Net loss on investments, foreign currencies, futures
  contracts and options .......................................    (6,230,304)
                                                                  -----------
Net increase in net assets resulting from operations ..........   $ 1,918,059
                                                                  ===========

6    The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                             Six months ended
                                              April 30, 2004      Year ended
                                               (unaudited)     October 31, 2003
                                             ----------------  ----------------
Increase (Decrease) In Net Assets
Operations:
Net investment income ...................      $  8,148,363      $ 21,756,769
Net increase from payment by
  affiliate .............................           138,757                --
Net realized gain on investments,
  foreign currency, future contracts
  and options ...........................         6,335,566        17,525,536
Change in unrealized depreciation
  of investments, foreign currency,
  futures contracts and options .........       (12,704,627)      (26,546,733)
                                               ------------      ------------
Net increase resulting
  from operations .......................         1,918,059        12,735,572
                                               ------------      ------------
Dividends from net investment
  income:
  Class A ...............................        (9,108,344)      (21,773,956)
  Class B(1) ............................        (1,921,754)       (4,783,459)
  Class B ...............................          (674,663)       (2,405,307)
  Class C ...............................          (366,997)       (1,160,250)
  Class R ...............................            (1,989)           (2,293)
  Class S ...............................          (239,094)         (658,794)
                                               ------------      ------------
                                                (12,312,841)      (30,784,059)
                                               ------------      ------------
Net decrease from fund share
  transactions (Note 5) .................       (66,656,986)     (144,063,764)
                                               ------------      ------------
Total decrease in net assets ............       (77,051,768)     (162,112,251)
Net Assets
Beginning of period .....................       636,630,196       798,742,447
                                               ------------      ------------
End of period including
  undistributed net investment
  income of $0 and $913,934,
  respectively ..........................      $559,578,428      $636,630,196
                                               ============      ============

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
April 30, 2004

Note 1
State Street Research Government Income Fund is a series of State Street Research Financial Trust (the "Trust"), which is organized as a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of this fund is to seek high current income. Under normal market conditions, the fund invests at least 80% of net assets in U.S. government securities.

The fund offers six classes of shares. Class A shares are subject to an initial sales charge of up to 4.50% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees equal to 1.00% of average daily net assets and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B shares automatically convert into Class A shares at the end of eight years. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of purchase. Class C shares also pay annual service and distribution fees equal to 1.00% of average daily net assets. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker-dealers which may involve multiple fund families. Class R shares pay a service and distribution fee of 0.50%. No sales charge is imposed at the time of purchase or redemption of Class R shares. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Securities for which there is no such valuation, if any, are valued at their fair value as determined in accordance with established methods consistently applied. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. Foreign Currencies
Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restriction to cover any advances made by the


The notes are an integral part of the financial statements.
                              State Street Research Government Income Fund     7
custodian bank for the settlement of securities purchased by the fund. At April 30, 2003, the payable to the custodian bank of $95,333 represents the amount due for cash advance for the settlement of a security purchased.

D. Net Investment Income
Net investment income is determined daily and consists of interest accrued and discount earned, less the estimated daily expenses of the fund. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated among both funds in the Trust.

E. Dividends
Dividends from net investment income are declared daily and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily caused by differing treatment of accrued interest on defaulted bonds and premium amortization on fixed income securities.

F. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At October 31, 2003, the fund had a capital loss carryforward of $10,078,466 available, to the extent provided in regulations, to offset future capital gains, if any, of which, $492,884, $7,218,002, and $2,367,580 expire on October 31, 2007, 2008 and 2010, respectively.

G. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

H. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At April 30, 2004, the value of the securities loaned and the value of collateral were $138,314,173 and $140,979,392 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. During the six months ended April 30, 2004, income from securities lending amounted to $42,597 and is included in interest income.

I. Futures
The fund may enter into futures contracts as a hedge against unfavorable market conditions and to enhance income. The fund will not purchase any futures contract if, after such purchase, more than one-third of net assets would be represented by long future contracts. The fund will limit its risks by entering into a futures position only if it appears to be a liquid investment.

Upon entering into a futures contract, the fund deposits with the selling broker sufficient cash or U.S. government securities to meet the minimum "initial margin" requirements. Thereafter, the fund receives from or pays to the broker cash or U.S. government securities equal to the daily fluctuation in value of the contract ("variation margin"), which is recorded as unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it has opened and the value at the time it was closed.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise in changes from the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

J. Options
The fund may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase. Writing puts or buying calls tends to increase the fund's exposure to the underlying instrument and writing calls or buying puts tends to decrease the fund's exposure to the underlying instrument, or hedge other fund investments.

For options purchased to hedge the fund's investments, the potential risk to the fund is that the change in value of options contracts may correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market, or if the counter party is unable to perform. The maximum loss for purchased options is limited to the premium initially paid for the option. For options written by the fund, the maximum loss is not limited to the premium initially received for the option.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.60% of the first $500 million of net assets annually, 0.55% of the next $500 million, and 0.50% of any amount over $1 billion. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 2004, the fees pursuant to such agreement amounted to $1,779,255.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended April 30, 2004, the amount of such expenses allocated to the fund was $282,917.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expense. During the six months ended April 30, 2004, the fund's transfer agent fees were reduced by $10,320 under this arrangement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $31,284 during the six months ended April 30, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended April 30, 2004, the amount of such expenses was $45,500.

On February 19, 2004, the Distributor entered into an agreement with the NASD resolving all outstanding issues relating to an investigation by the NASD of the Distributor's e-mail retention practices and supervision of trading activity in shares of the State Street Research funds. The Distributor, without admitting or denying the allegations or the findings set forth in the agreement, and solely for the purposes of the settlement, agreed to the entry of certain findings by the NASD relating to the Distributor's compliance with document retention requirements and the Distributor's supervision of enforcement of shareholder exchange limitations set forth in the funds' prospectuses. The agreement contains no allegations or findings of fraudulent conduct by the Distributor. As part of this agreement, the Distributor made a payment to the fund to compensate the fund for losses relating to the exchange of fund shares beyond the annual limit set forth in the fund's prospectus. The payment was allocated among the fund's share classes as follows: $99,915 to Class A, $24,174 to Class B(1), $7,801 to Class B, $4,470 to Class C and $2,397 to Class S. These amounts are shown in the total amount of $138,757 as "Net increase from payment by affiliate" in the Statement of Operations.

Note 3
For the six months ended April 30, 2004, purchases and sales of securities, exclusive of short-term obligations, aggregated $1,034,500,362, and $1,091,651,626 (including $1,027,986,529 and $1,081,279,705 of U.S. government obligations), respectively.

Note 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B, Class C and Class R shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares and 0.25% of average net assets for Class R shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended April 30, 2004, fees pursuant to such plans amounted to $639,972, $532,642, $188,058, $102,224 and $244 for Class A, Class B(1), Class
B, Class C and Class R shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of April 30, 2004, there were $5,561,073, $857,238 and $2,291,636 for Class A, B and Class C shares, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) and R shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $163,659 and $798,290, respectively, on sales of Class A shares of the fund during the six months ended April 30, 2004, and that MetLife Securities, Inc. earned commissions aggregating $513,963 and $13,920 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $244,886, $1,519 and $910 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 5
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. At April 30, 2004, the Adviser held 7,716 Class R shares.

These transactions break down by share class as follows:

                                                                         Six months ended
                                                                           April 30, 2004                     Year ended
                                                                            (unaudited)                    October 31, 2003
                                                                   ----------------------------------------------------------------
Class A                                                                Shares           Amount           Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            2,020,113    $  25,823,181       16,756,640    $ 218,104,367
Issued upon reinvestment of dividends from net investment income         481,494        6,110,564        1,104,644       14,289,248
Shares redeemed                                                       (4,697,904)     (59,657,211)     (25,899,151)    (335,827,118)
                                                                   -------------    -------------    -------------    -------------
Net decrease                                                          (2,196,297)   $ (27,723,466)      (8,037,867)   $(103,433,503)
                                                                   =============    =============    =============    =============

Class B(1)                                                             Shares           Amount           Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                              325,148    $   4,122,304        2,905,289    $  37,451,974
Issued upon reinvestment of dividends from net investment income         127,419        1,603,440          315,320        4,044,422
Shares redeemed                                                       (1,708,362)     (21,538,422)      (3,428,090)     (43,764,045)
                                                                   -------------    -------------    -------------    -------------
Net decrease                                                          (1,255,795)   $ (15,812,678)        (207,481)   $  (2,267,649)
                                                                   =============    =============    =============    =============

Class B                                                                Shares           Amount           Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                               25,301    $     329,219          581,326    $   7,524,870
Issued upon reinvestment of dividends from net investment income          40,951          515,418          141,611        1,825,769
Shares redeemed                                                       (1,284,769)     (16,283,047)      (2,867,374)     (36,930,667)
                                                                   -------------    -------------    -------------    -------------
Net decrease                                                          (1,218,517)   $ (15,438,410)      (2,144,437)   $ (27,580,028)
                                                                   =============    =============    =============    =============

Class C                                                                Shares           Amount           Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                               73,006    $     926,994          875,725    $  11,343,080
Issued upon reinvestment of dividends from net investment income          21,645          273,847           65,528          848,984
Shares redeemed                                                         (564,734)      (7,151,209)      (1,514,342)     (19,422,859)
                                                                   -------------    -------------    -------------    -------------
Net decrease                                                            (470,083)   $  (5,950,368)        (573,089)   $  (7,230,795)
                                                                   =============    =============    =============    =============

Class R                                                                Shares           Amount           Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                 --      $        --              7,726    $     100,128
                                                                   -------------    -------------    -------------    -------------
Net increase                                                                --      $        --              7,726    $     100,128
                                                                   =============    =============    =============    =============

Class S                                                                Shares           Amount           Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                               84,612    $   1,081,091          524,562    $   6,797,691
Issued upon reinvestment of dividends from net investment income          16,318          206,919           44,745          578,531
Shares redeemed                                                         (238,163)      (3,020,074)        (854,614)     (11,028,139)
                                                                   -------------    -------------    -------------    -------------
Net decrease                                                            (137,233)   $  (1,732,064)        (285,307)   $  (3,651,917)
                                                                   =============    =============    =============    =============

                               State Street Research Government Income Fund    9

FINANCIAL
        Highlights

For a share outstanding throughout each period:

                                                                                Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                Six months ended                      Years ended October 31
                                                 April 30, 2004   ---------------------------------------------------------------
                                               (unaudited)(a)(i)   2003(a)   2002(a)(f)(h)   2001(a)(h)   2000(a)(h)   1999(a)(h)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)              12.67         12.99         13.08         12.19        12.21        13.07
                                                    -------       -------       -------       -------      -------      -------
  Net investment income ($)                            0.18          0.41          0.51          0.74         0.75         0.74
  Net realized and unrealized gain (loss) on
   investments, future contracts and options ($)      (0.14)        (0.16)         0.09          0.88         0.00        (0.85)
                                                    -------       -------       -------       -------      -------      -------
Total from investment operations ($)                   0.04          0.25          0.60          1.62         0.75        (0.11)
                                                    -------       -------       -------       -------      -------      -------
  Dividends from net investment income ($)            (0.27)        (0.57)        (0.69)        (0.73)       (0.77)       (0.75)
                                                    -------       -------       -------       -------      -------      -------
Total distributions ($)                               (0.27)        (0.57)        (0.69)        (0.73)       (0.77)       (0.75)
                                                    -------       -------       -------       -------      -------      -------
Net asset value, end of period ($)                    12.44         12.67         12.99         13.08        12.19        12.21
                                                    =======       =======       =======       =======      =======      =======
Total return (%)(b)                                    0.29 (c)      1.96          4.82         13.66         6.41        (0.84)
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)           405,258       440,597       556,251       514,750      474,054      480,643
Expense ratio (%)                                      1.27 (d)      1.15          1.17          1.23         1.13         1.05
Expense ratio after expense reductions (%)             1.27 (d)      1.15          1.16          1.22         1.13         1.04
Ratio of net investment income to average net
  assets (%)                                           2.90 (d)      3.21          4.02          5.87         6.21         5.86
Portfolio turnover rate (%)                          174.66        273.16        175.05        134.55       148.88       213.70

                                                                               Class B(1)
----------------------------------------------------------------------------------------------------------------------------------
                                                Six months ended                      Years ended October 31
                                                 April 30, 2004   ----------------------------------------------------------------
                                               (unaudited)(a)(i)   2003(a)   2002(a)(f)(h)   2001(a)(h)   2000(a)(h)  1999(a)(e)(h)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)              12.56         12.89         12.98         12.11        12.14        12.97
                                                    -------       -------       -------       -------      -------      -------
  Net investment income ($)                            0.14          0.32          0.41          0.64         0.65         0.52
  Net realized and unrealized gain (loss) on
   investments, future contracts and options ($)      (0.14)        (0.17)         0.10          0.87         0.01        (0.82)
                                                    -------       -------       -------       -------      -------      -------
Total from investment operations ($)                   0.00          0.15          0.51          1.51         0.66        (0.30)
                                                    -------       -------       -------       -------      -------      -------
  Dividends from net investment income ($)            (0.23)        (0.48)        (0.60)        (0.64)       (0.69)       (0.53)
                                                    -------       -------       -------       -------      -------      -------
Total distributions ($)                               (0.23)        (0.48)        (0.60)        (0.64)       (0.69)       (0.53)
                                                    -------       -------       -------       -------      -------      -------
Net asset value, end of period ($)                    12.33         12.56         12.89         12.98        12.11        12.14
                                                    =======       =======       =======       =======      =======      =======
Total return (%)(b)                                   (0.05)(c)      1.19          4.14         12.80         5.60        (2.31)(c)
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)            97,526       115,134       120,766        75,219       34,533       24,250
Expense ratio (%)                                      1.97 (d)      1.85          1.87          1.93         1.85         1.80 (d)
Expense ratio after expense reductions (%)             1.97 (d)      1.85          1.86          1.92         1.85         1.79 (d)
Ratio of net investment income to average net
  assets (%)                                           2.19 (d)      2.50          3.29          5.12         5.44         5.01 (d)
Portfolio turnover rate (%)                          174.66        273.16        175.05        134.55       148.88       213.70

                                                                                Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                Six months ended                      Years ended October 31
                                                 April 30, 2004   ---------------------------------------------------------------
                                               (unaudited)(a)(i)   2003(a)   2002(a)(f)(h)   2001(a)(h)   2000(a)(h)   1999(a)(h)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)              12.62         12.94         13.02         12.15        12.17        13.03
                                                    -------       -------       -------       -------      -------      -------
  Net investment income ($)                            0.14          0.33          0.43          0.65         0.65         0.64
  Net realized and unrealized gain (loss) on
   investments, future contracts and options ($)      (0.14)        (0.17)         0.09          0.86         0.02        (0.84)
                                                    -------       -------       -------       -------      -------      -------
Total from investment operations ($)                   0.00          0.16          0.52          1.51         0.67        (0.20)
                                                    -------       -------       -------       -------      -------      -------
  Dividends from net investment income ($)            (0.23)        (0.48)        (0.60)        (0.64)       (0.69)       (0.66)
                                                    -------       -------       -------       -------      -------      -------
Total distributions ($)                               (0.23)        (0.48)        (0.60)        (0.64)       (0.69)       (0.66)
                                                    -------       -------       -------       -------      -------      -------
Net asset value, end of period ($)                    12.39         12.62         12.94         13.02        12.15        12.17
                                                    =======       =======       =======       =======      =======      =======
Total return (%)(b)                                   (0.05)(c)      1.26          4.20         12.75         5.67        (1.58)
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)            29,908        45,840        74,747        82,963       84,327      106,902
Expense ratio (%)                                      1.97 (d)      1.85          1.87          1.93         1.85         1.80
Expense ratio after expense reductions (%)             1.97 (d)      1.85          1.86          1.92         1.85         1.79
Ratio of net investment income to average net
  assets (%)                                           2.18 (d)      2.52          3.34          5.20         5.49         5.12
Portfolio turnover rate (%)                          174.66        273.16        175.05        134.55       148.88       213.70


                                                                                Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                Six months ended                      Years ended October 31
                                                 April 30, 2004   ---------------------------------------------------------------
                                               (unaudited)(a)(i)   2003(a)   2002(a)(f)(h)   2001(a)(h)   2000(a)(h)   1999(a)(h)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)              12.63         12.95         13.03         12.16        12.18        13.04
                                                    -------       -------       -------       -------      -------      -------
  Net investment income ($)                            0.14          0.33          0.42          0.65         0.66         0.64
  Net realized and unrealized gain (loss) on
   investments, future contracts and options ($)      (0.14)        (0.17)         0.10          0.86         0.01        (0.84)
                                                    -------       -------       -------       -------      -------      -------
Total from investment operations ($)                   0.00          0.16          0.52          1.51         0.67        (0.20)
                                                    -------       -------       -------       -------      -------      -------
  Dividends from net investment income ($)            (0.23)        (0.48)        (0.60)        (0.64)       (0.69)       (0.66)
                                                    -------       -------       -------       -------      -------      -------
Total distributions ($)                               (0.23)        (0.48)        (0.60)        (0.64)       (0.69)       (0.66)
                                                    -------       -------       -------       -------      -------      -------
Net asset value, end of period ($)                    12.40         12.63         12.95         13.03        12.16        12.18
                                                    =======       =======       =======       =======      =======      =======
Total return (%)(b)                                   (0.05)(c)      1.26          4.19         12.74         5.66        (1.58)
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)            17,360        23,618        31,641        24,507       19,512       25,818
Expense ratio (%)                                      1.97 (d)      1.85          1.87          1.93         1.85         1.80
Expense ratio after expense reductions (%)             1.97 (d)      1.85          1.86          1.92         1.85         1.79
Ratio of net investment income to average net
  assets (%)                                           2.19 (d)      2.51          3.30          5.17         5.50         5.11
Portfolio turnover rate (%)                          174.66        273.16        175.05        134.55       148.88       213.70

(a)  Per-share figures have been calculated using the average shares method.
(b)  Does not reflect any front-end or contingent deferred sales charges.
(c)  Not annualized
(d)  Annualized
(e)  January 1, 1999 (commencement of share class) to October 31, 1999
(f) Effective November 1, 2001, the fund has adopted the provisions on the AICPA Audit and Accounting Guide, Audit of Investment Companies and began amortizing premium on all fixed income securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.16, increase net realized and unrealized loss per share by $0.16, and decrease the ratio of net investment income to average net assets by 1.24%. The statement of changes and financial highlights for the period prior to November 1, 2001, have not been restated for this change in policy.
(g)  April 3, 2003 (commencement of share class) to October 31, 2003
(h)  Audited by other auditors
(i) During the six months ended April 30, 2004, the Distributor made restitution payments to the fund as part of a settlement with NASD. This had no effect on net realized gain on investments per share.

                               State Street Research Government Income Fund   11

                                                            Class R
-----------------------------------------------------------------------------
                                                Six months ended
                                                 April 30, 2004
                                                 (unaudited)(a)   2003(a)(g)
-----------------------------------------------------------------------------
Net asset value, beginning of period ($)              12.67         12.96
                                                     ------        ------
 Net investment income ($)*                            0.17          0.22
  Net realized and unrealized loss on
   investments, future contracts and options ($)      (0.14)        (0.21)
                                                     ------        ------
Total from investment operations ($)                   0.03          0.01
                                                     ------        ------
 Dividend from net investment income ($)              (0.26)        (0.30)
                                                     ------        ------
Total distributions ($)                               (0.26)        (0.30)
                                                     ------        ------
Net asset value, end of period ($)                    12.44         12.67
                                                     ======        ======
Total return (%)(b)                                    0.19 (c)     (0.04)(c)
Ratios/Supplemental Data
-----------------------------------------------------------------------------
Net assets at end of period ($ thousands)                96            98
Expense ratio (%)*                                     1.47 (d)      1.35 (d)
Expense ratio after expense reductions (%)*            1.47 (d)      1.35 (d)
Ratio of net investment income to average net
  assets (%)*                                          2.70 (d)      2.88 (d)
Portfolio turnover rate (%)                          174.66        273.16

                                                                                       Class S
---------------------------------------------------------------------------------------------------------------------------------

                                                 Six months ended                       Years ended October 31
                                                  April 30, 2004   --------------------------------------------------------------
                                                (unaudited)(a)(i)  2003(a)   2002(a)(f)(h)    2001(a)(h)  2000(a)(h)   1999(a)(h)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)              12.66         12.98         13.06         12.18        12.20        13.06
                                                     ------        ------        ------        ------       ------      -------
  Net investment income ($)                            0.20          0.46          0.55          0.78         0.78         0.75
  Net realized and unrealized gain (loss) on
   investments, future contracts and options ($)      (0.14)        (0.17)         0.10          0.87         0.01        (0.83)
                                                     ------        ------        ------        ------       ------      -------
Total from investment operations ($)                   0.06          0.29          0.65          1.65         0.79        (0.08)
                                                     ------        ------        ------        ------       ------      -------
  Dividends from net investment income ($)            (0.29)        (0.61)        (0.73)        (0.77)       (0.81)       (0.78)
                                                     ------        ------        ------        ------       ------      -------
Total distributions ($)                               (0.29)        (0.61)        (0.73)        (0.77)       (0.81)       (0.78)
                                                     ------        ------        ------        ------       ------      -------
Net asset value, end of period ($)                    12.43         12.66         12.98         13.06        12.18        12.20
                                                     ======        ======        ======        ======       ======      =======
Total return (%)(b)                                   0.44 (c)       2.26          5.22         13.93         6.71        (0.60)
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)             9,431        11,344        15,338        13,775       13,418      187,373
Expense ratio (%)*                                     0.97 (d)      0.85          0.87          0.93         0.85         0.80
Expense ratio after expense reductions (%)*            0.97 (d)      0.85          0.86          0.92         0.85         0.79
Ratio of net investment income to average net
  assets (%)*                                          3.20 (d)      3.54          4.33          6.18         6.39         5.94
Portfolio turnover rate (%)                          174.66        273.16        175.05        134.55       148.88       213.70

(a)  Per-share figures have been calculated using the average shares method.
(b)  Does not reflect any front-end or contingent deferred sales charges.
(c)  Not annualized
(d)  Annualized
(e)  January 1, 1999 (commencement of share class) to October 31, 1999
(f) Effective November 1, 2001, the fund has adopted the provisions on the AICPA Audit and Accounting Guide, Audit of Investment Companies and began amortizing premium on all fixed income securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income per share by $0.16, increase net realized and unrealized loss per share by $0.16, and decrease the ratio of net investment income to average net assets by 1.24%. The statement of changes and financial highlights for the period prior to November 1, 2001, have not been restated for this change in policy.
(g)  April 3, 2003 (commencement of share class) to October 31, 2003
(h)  Audited by other auditors
(i) During the six months ended April 30, 2004, the Distributor made restitution payments to the fund as part of a settlement with NASD. This had no effect on net realized gain on investments per share.

---------------------
TRUSTEES AND OFFICERS
---------------------
          State Street Research Financial Trust

                                                                                             Number of Funds    Other
Name,                Position(s)  Term of Office                                             in Fund Complex    Directorships Held
Address               Held with    and Length of          Principal Occupations                Overseen by      by Trustee/Officer
and Age(a)              Fund      Time Served(b)           During Past 5 Years              Trustee/Officer(c)
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond          Trustee       Since         Retired; formerly Chairman of the               19           Avaya Corp.
(58)                                 1999          Board, Chief Executive Officer and
                                                   President, PictureTel Corporation
                                                   (video conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch (62)   Trustee       Since         Retired, formerly Partner,                      19           The First Marblehead
                                     2004          PricewaterhouseCoopers LLP                                   Corp.
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban        Trustee       Since         Retired; formerly Senior Vice                   53           Metropolitan Series
(66)                                 1997          President for Finance and Operations                         Fund, Inc. and
                                                   and Treasurer, The Pennsylvania State                        Metropolitan Series
                                                   University                                                   Fund II
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips      Trustee       Since         Dean, School of Business and Public             19           The Kroger Co.
(59)                                 1998          Management, George Washington
                                                   University; formerly a member of the
                                                   Board of Governors of the Federal
                                                   Reserve System; and Chairman and
                                                   Commissioner of the Commodity Futures
                                                   Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt        Trustee       Since         President, Founders Investments Ltd.            53           A.P. Pharma, Inc.;
(65)                                 1993          (investments); President, Pacific Four                       Metropolitan Series
                                                   Investments (investments); formerly                          Fund, Inc. and
                                                   President, The Glen Ellen Company                            Metropolitan Series
                                                   (private investment firm)                                    Fund II
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Scott       Trustee       Since         Jay W. Forrester Professor of                   53           Metropolitan Series
Morton (66)                          1987          Management, Sloan School of                                  Fund, Inc. and
                                                   Management, Massachusetts Institute of                       Metropolitan Series
                                                   Technology                                                   Fund II
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis+      Trustee       Since         Chairman of the Board, President and            19           None
(58)                                 2000          Chief Executive Officer of State
                                                   Street Research & Management Company;
                                                   formerly Senior Vice President, Fixed
                                                   Income Investments, Metropolitan Life
                                                   Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
Officers
C. Kim Goodwin         Vice          Since         Managing Director and Chief Investment          18           None
(45)                   President     2002          Officer - Equities of State Street
                                                   Research & Management Company;
                                                   formerly Chief Investment Officer -
                                                   U.S. Growth Equities, American Century
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo       Vice          Since         Managing Director, Chief Financial              19           None
(49)                   President     2001          Officer and Director of State Street
                                                   Research & Management Company;
                                                   formerly Executive Vice President,
                                                   State Street Research & Management
                                                   Company; and Senior Vice President,
                                                   Product and Financial Management,
                                                   MetLife Auto & Home
------------------------------------------------------------------------------------------------------------------------------------
Mark Marinella (46)    Vice          Since         Managing Director and Chief Investment           9           None
                       President     2003          Officer - Fixed Income, State Street
                                                   Research & Management Company;
                                                   formerly Executive Vice President and
                                                   Senior Vice President, State Street
                                                   Research & Management Company; and
                                                   Chief Investment Officer and Head of
                                                   Fixed Income, Columbia Management
                                                   Group
------------------------------------------------------------------------------------------------------------------------------------
Ajay Mehra             Vice          Since         Managing Director of State Street                4           None
(39)                   President     2003          Research & Management Company;
                                                   formerly Senior Vice President and
                                                   Portfolio Manager, Columbia Management
                                                   Group
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth M.           Vice          Since         Managing Director of State Street                8           None
Westvold (44)          President     2003          Research & Management Company;
                                                   formerly Senior Vice President, State
                                                   Street Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------
Erin Xie (36)          Vice          Since         Senior Vice President, State Street              2           None
                       President     2003          Research & Management Company;
                                                   formerly Vice President, State Street
                                                   Research & Management Company; and
                                                   research associate, Sanford Bernstein
                                                   & Company
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich      Treasurer     Since         Senior Vice President and Treasurer of          19           None
(47)                                 2001          State Street Research & Management
                                                   Company; formerly Vice President and
                                                   Assistant Treasurer, State Street
                                                   Research & Management Company

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).

(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.

(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.

(c) Includes all series of 9 investment companies for which State Street Research & Management Company has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary adviser to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc.

(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.


                              State Street Research Government Income Fund    13

                                                                   ------------
[LOGO] STATE STREET RESEARCH                                        PRSRT STD
One Financial Center                                               U.S. POSTAGE
Boston, MA 02111-2690                                                  PAID
                                                                    PERMIT #6
                                                                    HUDSON, MA
                                                                   ------------

New accounts, mutual fund purchases,
exchanges and account information

Internet  www.ssrfunds.com

E-mail    info@ssrfunds.com

Phone     1-87-SSR-FUNDS (1-877-773-8637),
          toll-free, 7 days a week, 24 hours a day
          Hearing-impaired: 1-800-676-7876
          Chinese- and Spanish-speaking: 1-888-638-3193

Fax 1-617-737-9722 (request confirmation number first from the Service Center by calling 1-877-773-8637)

Mail      State Street Research Service Center
          P.O. Box 8408, Boston, MA 02266-8408

--------------------------------------------------------------------------------
Did You Know?

State Street Research offers electronic delivery of quarterly statements, shareholder reports and fund prospectuses. If you elect this option, we will send these materials to you via e-mail. To learn more, visit us on the Web at www.ssrfunds.com and click on "Go to Your Account" or call us at 1-87-SSR-FUNDS (1-877-773-8637).

Did you know that you can give a State Street Research mutual fund as a gift? Call a service center representative at 1-87-SSR-FUNDS (1-877-773-8637), Monday through Friday, 8am-6pm eastern time, to learn more.
--------------------------------------------------------------------------------

Investors should carefully consider the fund's investment objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on these and other matters. A prospectus for any State Street Research fund is available through your financial professional, by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637) or by visiting our website at www.ssrfunds.com. Please read the prospectus carefully before investing.

Webcasts
For a professional perspective on the markets, the economy and timely investment topics, tune in to a State Street Research webcast by visiting our website at www.ssrfunds.com.

Complete Fund Listing
For a list of our funds, visit our website at www.ssrfunds.com under Research Our Funds.

                                    [Graphic]
                               for Excellence in
                           Shareholder Communications

                                    [Graphic]
                           for Excellence in Service

This report must be accompanied or preceded by a current prospectus. When used as sales material after June 30, 2004, this report must be accompanied by a current Quarterly Performance Update.

"State Street Research Proxy Voting Policies and Procedures"-which describes how we vote proxies relating to portfolio securities-is available upon request free of charge, by calling the State Street Research Service Center toll-free at 1-87-SSR-FUNDS (1-877-773-8637) or by accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The DALBAR awards recognize quality shareholder service and quality shareholder communications, and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industrywide.

Member NASD, SIPC
(C)2004 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0605)SSR-LD                                      GI-1893-0604

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS
        Not applicable for the reporting period.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT
        Not applicable for the reporting period.

ITEM 4: (PRINCIPAL ACCOUNTANT FEES AND SERVICES)
        Not applicable for the reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES:
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston, MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Financial Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    June 30, 2004
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    June 30, 2004
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    June 30, 2004
                          ------------------------